Quarterly Holdings Report
for

Fidelity® Japan Fund

July 31, 2021

JPN-QTLY-0921
1.804854.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATION SERVICES - 7.8%
Entertainment - 1.0%
Daiichikosho Co. Ltd.	152,800	$5,327,560
Nexon Co. Ltd.	114,900	2,364,196
		7,691,756
Interactive Media & Services - 2.2%
Atrae, Inc. (a)	169,600	3,309,909
Dip Corp.	81,700	2,379,395
Hypebeast Ltd. (a)	16,722,500	2,324,019
Z Holdings Corp.	1,944,000	9,730,076
		17,743,399
Media - 0.5%
ValueCommerce Co. Ltd.	116,800	4,035,112
Wireless Telecommunication Services - 4.1%
SoftBank Group Corp.	481,700	30,292,020
SoftBank Group Corp. ADR	60,300	1,892,817
		32,184,837

TOTAL COMMUNICATION SERVICES		61,655,104

CONSUMER DISCRETIONARY - 14.0%
Auto Components - 2.8%
DaikyoNishikawa Corp.	526,700	3,375,143
DENSO Corp.	273,100	18,762,289
		22,137,432
Automobiles - 1.2%
Suzuki Motor Corp.	225,900	9,190,853
Distributors - 0.5%
Arata Corp.	112,800	4,380,183
Hotels, Restaurants & Leisure - 0.8%
Curves Holdings Co. Ltd.	457,800	3,396,830
Koshidaka Holdings Co. Ltd.	580,500	2,931,471
		6,328,301
Household Durables - 6.0%
Open House Co. Ltd.	185,900	9,353,885
Sony Group Corp.	360,900	37,701,963
		47,055,848
Internet & Direct Marketing Retail - 1.2%
ZOZO, Inc.	271,200	9,208,514
Multiline Retail - 0.4%
Pan Pacific International Holdings Ltd.	173,700	3,614,759
Specialty Retail - 1.1%
Hikari Tsushin, Inc.	15,600	2,691,837
Nitori Holdings Co. Ltd.	32,000	6,082,438
		8,774,275

TOTAL CONSUMER DISCRETIONARY		110,690,165

CONSUMER STAPLES - 8.0%
Food & Staples Retailing - 5.2%
Ain Holdings, Inc.	110,600	6,734,497
Nishimoto Co. Ltd.	137,900	3,363,752
Seven & i Holdings Co. Ltd.	327,100	14,595,332
Sugi Holdings Co. Ltd.	50,700	3,729,538
Sundrug Co. Ltd.	63,000	2,038,649
Tsuruha Holdings, Inc.	49,900	5,872,194
Welcia Holdings Co. Ltd.	142,300	4,831,753
		41,165,715
Personal Products - 2.8%
Kao Corp.	169,500	10,205,823
Kose Corp.	30,000	4,717,196
Shiseido Co. Ltd.	104,200	6,964,282
		21,887,301

TOTAL CONSUMER STAPLES		63,053,016

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
INPEX Corp.	886,800	6,289,686
FINANCIALS - 8.8%
Banks - 2.8%
Sumitomo Mitsui Financial Group, Inc.	660,400	22,261,479
Capital Markets - 0.8%
SBI Holdings, Inc. Japan	155,200	3,698,034
Uzabase, Inc. (a)	117,800	2,465,419
		6,163,453
Diversified Financial Services - 2.9%
ORIX Corp.	1,332,400	23,221,811
Insurance - 2.3%
Lifenet Insurance Co. (a)	302,300	3,113,796
Tokio Marine Holdings, Inc.	310,800	14,813,059
		17,926,855

TOTAL FINANCIALS		69,573,598

HEALTH CARE - 10.2%
Health Care Equipment & Supplies - 7.3%
Hoya Corp.	267,700	37,590,980
Olympus Corp.	763,500	15,712,334
Sysmex Corp.	36,700	4,345,590
		57,648,904
Health Care Technology - 0.0%
Medlive Technology Co. Ltd.	55,500	197,007
Pharmaceuticals - 2.9%
Astellas Pharma, Inc.	596,300	9,497,498
Takeda Pharmaceutical Co. Ltd.	384,741	12,806,692
		22,304,190

TOTAL HEALTH CARE		80,150,101

INDUSTRIALS - 22.4%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Class A (a)(b)(c)	400	167,996
Air Freight & Logistics - 0.5%
Yamato Holdings Co. Ltd.	149,500	4,308,611
Building Products - 2.9%
Daikin Industries Ltd.	75,200	15,704,222
Toto Ltd.	136,700	7,087,923
		22,792,145
Commercial Services & Supplies - 1.0%
Park24 Co. Ltd. (a)	420,600	7,878,702
Construction & Engineering - 0.3%
JTOWER, Inc. (a)	34,000	2,250,034
Electrical Equipment - 1.8%
Nidec Corp.	123,600	13,873,299
Industrial Conglomerates - 3.0%
Hitachi Ltd.	418,100	24,048,786
Machinery - 5.4%
FANUC Corp.	35,600	7,973,252
Kitz Corp.	491,200	3,537,195
Minebea Mitsumi, Inc.	372,100	10,047,038
Misumi Group, Inc.	390,960	13,542,209
Nabtesco Corp.	189,900	7,131,744
		42,231,438
Professional Services - 5.7%
Benext-Yumeshin Group Co.	118,960	1,473,649
Funai Soken Holdings, Inc.	174,200	3,982,440
Outsourcing, Inc.	160,500	3,044,533
Persol Holdings Co. Ltd.	735,400	14,714,033
Recruit Holdings Co. Ltd.	228,400	11,838,120
SMS Co., Ltd.	241,900	6,758,338
TechnoPro Holdings, Inc.	113,400	2,817,815
		44,628,928
Trading Companies & Distributors - 1.8%
Itochu Corp.	280,000	8,287,787
Trusco Nakayama Corp.	219,400	5,767,737
		14,055,524

TOTAL INDUSTRIALS		176,235,463

INFORMATION TECHNOLOGY - 17.1%
Electronic Equipment & Components - 5.0%
Dexerials Corp.	362,600	8,312,648
Iriso Electronics Co. Ltd.	106,200	5,043,544
Murata Manufacturing Co. Ltd.	180,300	14,962,326
Shimadzu Corp.	121,300	4,865,047
TDK Corp.	53,400	6,092,943
		39,276,508
IT Services - 8.6%
Digital Hearts Holdings Co. Ltd.	134,092	1,848,112
DTS Corp.	168,300	4,040,857
Fujitsu Ltd.	46,400	7,894,051
Future Corp.	146,200	2,444,107
GMO Internet, Inc.	270,900	7,114,196
Infocom Corp.	196,500	4,653,452
ITOCHU Techno-Solutions Corp.	156,500	4,786,085
Net One Systems Co. Ltd.	226,800	7,752,609
Nomura Research Institute Ltd.	113,700	3,648,184
NSD Co. Ltd.	337,700	5,768,650
Otsuka Corp.	71,000	3,682,512
Poletowin Pitcrew Holdings, Inc.	359,000	3,383,674
SCSK Corp.	84,700	5,080,224
TIS, Inc.	209,400	5,411,321
		67,508,034
Semiconductors & Semiconductor Equipment - 2.1%
Renesas Electronics Corp. (a)	1,566,100	16,859,433
Software - 1.4%
Appier Group, Inc. (a)(d)	76,600	963,566
Money Forward, Inc. (a)	100,400	6,177,476
Oracle Corp. Japan	55,700	4,148,115
		11,289,157

TOTAL INFORMATION TECHNOLOGY		134,933,132

MATERIALS - 6.5%
Chemicals - 6.5%
JSR Corp.	219,200	7,303,004
Kansai Paint Co. Ltd.	264,500	6,463,921
KH Neochem Co. Ltd.	228,599	5,382,355
Nissan Chemical Corp.	76,700	3,759,349
NOF Corp.	101,400	5,129,848
Shin-Etsu Chemical Co. Ltd.	108,500	17,699,526
Tokyo Ohka Kogyo Co. Ltd.	87,300	5,626,097
		51,364,100
REAL ESTATE - 1.4%
Real Estate Management & Development - 1.4%
Daiwa House Industry Co. Ltd.	203,700	6,245,490
Relo Group, Inc.	219,800	4,822,557
		11,068,047
TOTAL COMMON STOCKS
(Cost $528,801,652)		765,012,412

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.06% (e)	23,284,814	23,289,471
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	799,045	799,125
TOTAL MONEY MARKET FUNDS
(Cost $24,088,596)		24,088,596
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $552,890,248)		789,101,008
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(647,354)
NET ASSETS - 100%		$788,453,654

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $167,996 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Space Exploration Technologies Corp. Class A	2/16/21	$167,996

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,028
Fidelity Securities Lending Cash Central Fund	26,359
Total	$30,387

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$23,817,386	$123,453,652	$123,981,764	$197	$--	$23,289,471	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,358,003	3,149,662	4,708,540	--	--	799,125	0.0%
Total	$26,175,389	$126,603,314	$128,690,304	$197	$--	$24,088,596

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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